Consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Class B units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance as of beginning of the year at Dec. 31, 2017		$ 11,781	$ 752,456		$ 6,596	$ 139,321	$ 910,154	$ 216,155	$ 1,126,309
Balance as of beginning of the year (in units) at Dec. 31, 2017		836,779	41,002,121			5,750,000
Profit attributable to GasLog Ltd. ("GasLog")'s operations (Note 19)								25,449	25,449
Total comprehensive income attributable to GasLog Ltd. ("GasLog")'s operations								25,449	25,449
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)		$ 2,171	$ 60,013				62,184		62,184
Number of common units in public offering or general partner units		90,753	2,553,899
Net proceeds from public offering of preference units (Note 5)						$ 207,501	207,501		207,501
Number of units issued for net proceeds from public offering and issuance of preference units						8,600,000
Number of units of settlement of awards vested during the year			33,998
Issuance of common units to GasLog in exchange for net assets contributions to the Partnership (Note 5)			$ 45,000				45,000	(45,000)
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership			1,858,975
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(128,482)	(128,482)
Difference between net book values of acquired subsidiaries and consideration paid		$ (337)	$ (4,675)				(5,012)	5,012
Distributions declared (Note 5)		(1,942)	(91,022)		(4,141)	$ (20,989)	(118,094)		(118,094)
Share-based compensation, net of accrued distribution		14	607		103		724		724
Modification of incentive distribution rights "IDRs" (Note 5)			(25,395)				(25,395)		(25,395)
Partnership's profit (loss) (Note 19)		1,602	75,879		2,618	22,498	102,597		102,597
Partnership's total comprehensive income (loss)		1,602	75,879		2,618	22,498	102,597		102,597
Balance as of end of the year at Dec. 31, 2018		$ 13,289	$ 812,863		5,176	$ 348,331	1,179,659	73,134	1,252,793
Balance as of end of the year (in units) at Dec. 31, 2018		927,532	45,448,993			14,350,000
IFRS 16 adjustment at Dec. 31, 2018	[1]	$ 4	$ 173				177	15	192
Balance at January 1, 2019 at Dec. 31, 2018	[1]	$ 13,293	$ 813,036		5,176	$ 348,331	1,179,836	73,149	1,252,985
Balance at January 1, 2019 (as restated, in units) at Dec. 31, 2018	[1]	927,532	45,448,993			14,350,000
Profit attributable to GasLog Ltd. ("GasLog")'s operations (Note 19)								2,650	2,650
Total comprehensive income attributable to GasLog Ltd. ("GasLog")'s operations								2,650	2,650
Equity offering costs			$ (288)			$ 266	(22)		(22)
Repurchases of common units (Note 5)			$ (22,890)				(22,890)		(22,890)
Number of units of repurchases of common units			(1,171,572)
Elimination of IDRs and issuance of common and Class B units (Note 5)			$ 1,796		(2,391)		(595)		(595)
Number of units on elimination of IDRs and issuance of common and class B units			2,532,911	2,490,000
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)		$ 1,996					1,996		1,996
Number of common units in public offering or general partner units		93,804
Number of units of settlement of awards vested during the year			49,850
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(93,646)	(93,646)
Difference between net book values of acquired subsidiaries and consideration paid		$ (357)	$ (17,490)				(17,847)	$ 17,847
Distributions declared (Note 5)		(2,200)	(101,932)		$ (2,785)	(31,036)	(137,953)		(137,953)
Share-based compensation, net of accrued distribution		18	847				865		865
Partnership's profit (loss) (Note 19)		(1,479)	(66,268)			30,328	(37,419)		(37,419)
Partnership's total comprehensive income (loss)		(1,479)	(66,268)			30,328	(37,419)		(37,419)
Balance as of end of the year at Dec. 31, 2019		$ 11,271	$ 606,811			$ 347,889	965,971		965,971
Balance as of end of the year (in units) at Dec. 31, 2019		1,021,336	46,860,182	2,490,000		14,350,000
Equity offering costs			$ (132)				(132)		(132)
Repurchases of common units (Note 5)			$ (996)				(996)		(996)
Number of units of repurchases of common units			(191,490)
Number of Common units upon conversion of Class B units			415,000	(415,000)
Number of units of settlement of awards vested during the year			434,132
Distributions declared (Note 5)		$ (839)	$ (38,389)			$ (30,328)	(69,556)		(69,556)
Share-based compensation, net of accrued distribution		35	1,637				1,672		1,672
Partnership's profit (loss) (Note 19)		561	25,970			30,328	56,859		56,859
Partnership's total comprehensive income (loss)		561	25,970			30,328	56,859		56,859
Balance as of end of the year at Dec. 31, 2020		$ 11,028	$ 594,901			$ 347,889	$ 953,818		$ 953,818
Balance as of end of the year (in units) at Dec. 31, 2020		1,021,336	47,517,824	2,075,000		14,350,000

[1]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019.